Retirement and Other Employee Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined benefit pension plan
Retirement and Other Employee Benefits
Obligation for defined benefit plans	$ 0
Pension costs under the defined benefit plan	72	339	297
Amount expensed under the defined contribution plan	16	41	72
Postretirement benefits
Retirement and Other Employee Benefits
Pension costs under the defined benefit plan	$ 3	$ 13	$ 13